Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000110176 | 042765685 | Arrow DWA Tactical: International ETF
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000110176 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000110176 | 464287457 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000110176 | 464287564 | iShares Cohen & Steers REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000110176 | 48133Q309 | Alerian MLP Index ETNs
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000110176 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000110176 | 464288281 | iShares J.P. Morgan USD Emerging Markets Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000110176 | 464288513 | iShares iBoxx High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110176 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110176 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110176 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000110176 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110176 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000110176 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000110176 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000110176 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000110176 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000110176 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000110176 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000110176 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000110176 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000110176 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000110176 | Equity
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000110176 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000110176 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000110176 | InvestmentType_Exchange-Traded Notes
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000110176 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000110176 | InvestmentType_Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000110177 | 042765685 | Arrow DWA Tactical: International ETF
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000110177 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000110177 | 464287457 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000110177 | 464287564 | iShares Cohen & Steers REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000110177 | 48133Q309 | Alerian MLP Index ETNs
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000110177 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000110177 | 464288281 | iShares J.P. Morgan USD Emerging Markets Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000110177 | 464288513 | iShares iBoxx High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110177 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110177 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110177 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000110177 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110177 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000110177 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000110177 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000110177 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000110177 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000110177 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000110177 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000110177 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000110177 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000110177 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000110177 | Equity
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000110177 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000110177 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000110177 | InvestmentType_Exchange-Traded Notes
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000110177 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000110177 | InvestmentType_Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000110178 | 042765685 | Arrow DWA Tactical: International ETF
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000110178 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000110178 | 464287457 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000110178 | 464287564 | iShares Cohen & Steers REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000110178 | 48133Q309 | Alerian MLP Index ETNs
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000110178 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000110178 | 464288281 | iShares J.P. Morgan USD Emerging Markets Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000110178 | 464288513 | iShares iBoxx High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110178 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110178 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110178 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000110178 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110178 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000110178 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000110178 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000110178 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000110178 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000110178 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000110178 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000110178 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000110178 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000110178 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000110178 | Equity
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000110178 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000110178 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000110178 | InvestmentType_Exchange-Traded Notes
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000110178 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000110178 | InvestmentType_Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000110179 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000110179 | 46432F339 | iShares MSCI USA Quality Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000110179 | 464287309 | iShares S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000110179 | 46137V258 | Invesco S&P 500 Pure Value ETF
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000110179 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000110179 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000110179 | 922908538 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000110179 | 46432F396 | iShares MSCI USA Momentum Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000110179 | 81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000110179 | 33734K109 | First Trust Large Cap Core AlphaDEX Fund
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000110179 | Equity
Holdings [Line Items]
Percent of Net Asset Value	91.90%
C000110179 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000110179 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000110179 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	94.40%
C000110179 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	5.50%
C000110179 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.10%
C000110180 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000110180 | 46432F339 | iShares MSCI USA Quality Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000110180 | 464287309 | iShares S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000110180 | 46137V258 | Invesco S&P 500 Pure Value ETF
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000110180 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000110180 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000110180 | 922908538 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000110180 | 46432F396 | iShares MSCI USA Momentum Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000110180 | 81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000110180 | 33734K109 | First Trust Large Cap Core AlphaDEX Fund
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000110180 | Equity
Holdings [Line Items]
Percent of Net Asset Value	91.90%
C000110180 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000110180 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000110180 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	94.40%
C000110180 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	5.50%
C000110180 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.10%
C000110181 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000110181 | 46432F339 | iShares MSCI USA Quality Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000110181 | 464287309 | iShares S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000110181 | 46137V258 | Invesco S&P 500 Pure Value ETF
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000110181 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000110181 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000110181 | 922908538 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000110181 | 46432F396 | iShares MSCI USA Momentum Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000110181 | 81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000110181 | 33734K109 | First Trust Large Cap Core AlphaDEX Fund
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000110181 | Equity
Holdings [Line Items]
Percent of Net Asset Value	91.90%
C000110181 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000110181 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000110181 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	94.40%
C000110181 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	5.50%
C000110181 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.10%
C000110182 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	79.90%
C000110182 | 042765719 | Arrow Reserve Capital Management ETF
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000110182 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000110182 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	79.90%
C000110182 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000110182 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	80.40%
C000110183 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	79.90%
C000110183 | 042765719 | Arrow Reserve Capital Management ETF
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000110183 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000110183 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	79.90%
C000110183 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000110183 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	80.40%
C000110184 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	79.90%
C000110184 | 042765719 | Arrow Reserve Capital Management ETF
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000110184 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000110184 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	79.90%
C000110184 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000110184 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	80.40%